JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.8%
Aerospace & Defense — 4.5%
Boeing Co. (The)	1,574	598,860
General Dynamics Corp.	11,118	2,031,592
Northrop Grumman Corp.	4,717	1,767,885
United Technologies Corp.	4,266	582,394

		4,980,731

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	563	67,459

Airlines — 0.2%
Delta Air Lines, Inc.	3,287	189,331

Automobiles — 0.2%
Ford Motor Co.	10,432	95,557
General Motors Co.	1,844	69,113

		164,670

Banks — 4.9%
Bank of America Corp.	27,580	804,509
Citigroup, Inc.	14,544	1,004,700
Huntington Bancshares, Inc.	51,200	730,624
KeyCorp	57,060	1,017,950
Regions Financial Corp.	6,734	106,532
SunTrust Banks, Inc.	7,693	529,278
SVB Financial Group *	3,422	715,027
Wells Fargo & Co.	9,743	491,437

		5,400,057

Beverages — 4.2%
Coca-Cola Co. (The)	50,435	2,745,682
Constellation Brands, Inc., Class A	8,794	1,822,820

		4,568,502

Biotechnology — 1.8%
AbbVie, Inc.	5,815	440,312
Alexion Pharmaceuticals, Inc. *	5,640	552,382
Biogen, Inc. *	347	80,788
Celgene Corp. *	5,250	521,325
Regeneron Pharmaceuticals, Inc. *	332	92,097
Vertex Pharmaceuticals, Inc. *	1,637	277,340

		1,964,244

Capital Markets — 3.3%
Ameriprise Financial, Inc.	7,403	1,088,981
BlackRock, Inc.	352	156,865
Charles Schwab Corp. (The)	10,951	458,080
Intercontinental Exchange, Inc.	2,183	201,426
Morgan Stanley	41,283	1,761,546

		3,666,898

Chemicals — 1.6%
Corteva, Inc.	4,940	138,320
DuPont de Nemours, Inc.	4,040	288,092
Eastman Chemical Co.	10,816	798,545
Linde plc (United Kingdom)	2,526	489,337

		1,714,294

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	1,815	208,725

Consumer Finance — 0.2%
Capital One Financial Corp.	2,473	224,993

Containers & Packaging — 0.8%
Crown Holdings, Inc. *	13,281	877,343

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	34,889	2,105,900

Electric Utilities — 4.3%
American Electric Power Co., Inc.	8,544	800,487
Edison International	11,398	859,637
Exelon Corp.	2,176	105,123
NextEra Energy, Inc.	6,273	1,461,546
Xcel Energy, Inc.	22,991	1,491,886

		4,718,679

Electrical Equipment — 1.3%
Eaton Corp. plc	15,344	1,275,854
Rockwell Automation, Inc.	1,062	175,017

		1,450,871

Entertainment — 1.8%
Electronic Arts, Inc. *	3,681	360,075
Netflix, Inc. *	6,101	1,632,750

		1,992,825

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	519	299,359
Prologis, Inc.	22,553	1,921,967
Ventas, Inc.	4,020	293,581
VICI Properties, Inc.	9,165	207,587

		2,722,494

Food Products — 0.1%
Mondelez International, Inc., Class A	2,903	160,594

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	2,133	539,564
Boston Scientific Corp. *	43,731	1,779,414
Intuitive Surgical, Inc. *	1,334	720,267
Zimmer Biomet Holdings, Inc.	3,456	474,405

		3,513,650

Health Care Providers & Services — 3.6%
Cigna Corp.	9,399	1,426,674
Quest Diagnostics, Inc.	3,959	423,732
UnitedHealth Group, Inc.	9,399	2,042,591

		3,892,997

Hotels, Restaurants & Leisure — 1.7%
Hilton Worldwide Holdings, Inc.	874	81,378
McDonald’s Corp.	1,279	274,614
Royal Caribbean Cruises Ltd.	10,901	1,180,905
Yum! Brands, Inc.	3,162	358,666

		1,895,563

Household Durables — 0.2%
Lennar Corp., Class A	4,278	238,926

Household Products — 0.9%
Procter & Gamble Co. (The)	7,576	942,303

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	4,900	829,080

Insurance — 1.3%
Arthur J Gallagher & Co.	2,740	245,422
Chubb Ltd.	1,057	170,642

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	5,069	307,232
Progressive Corp. (The)	4,489	346,775
Prudential Financial, Inc.	3,649	328,228

		1,398,299

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	2,359	2,880,669
Alphabet, Inc., Class C *	1,613	1,966,247
Facebook, Inc., Class A *	4,417	786,579

		5,633,495

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc. *	2,601	4,515,102
Expedia Group, Inc.	1,431	192,340

		4,707,442

IT Services — 5.7%
Automatic Data Processing, Inc.	3,376	544,954
Cognizant Technology Solutions Corp., Class A	4,129	248,834
Fiserv, Inc. *	4,368	452,481
Leidos Holdings, Inc.	11,476	985,559
Mastercard, Inc., Class A	9,832	2,670,076
PayPal Holdings, Inc. *	12,830	1,329,060

		6,230,964

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	4,523	1,317,414

Machinery — 1.5%
Deere & Co.	2,926	493,558
Ingersoll-Rand plc	3,046	375,297
Stanley Black & Decker, Inc.	4,992	720,895

		1,589,750

Media — 3.1%
Altice USA, Inc., Class A *	3,490	100,093
Charter Communications, Inc., Class A *	5,012	2,065,546
Comcast Corp., Class A	17,639	795,166
Discovery, Inc., Class A * (a)	2,930	78,026
Discovery, Inc., Class C *	15,621	384,589

		3,423,420

Multi-Utilities — 0.1%
Sempra Energy	883	130,340

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	15,064	1,786,591
Concho Resources, Inc.	7,327	497,503
Diamondback Energy, Inc.	12,526	1,126,213
Marathon Petroleum Corp.	5,050	306,788
Parsley Energy, Inc., Class A	8,583	144,194
Pioneer Natural Resources Co.	5,907	742,923
TC Energy Corp. (Canada)	1,643	85,091

		4,689,303

Pharmaceuticals — 4.2%
Allergan plc	938	157,856
Bristol-Myers Squibb Co.	11,585	587,475
Eli Lilly & Co.	4,109	459,509
Johnson & Johnson	1,704	220,464
Merck & Co., Inc.	16,122	1,357,150
Nektar Therapeutics * (a)	4,131	75,246
Pfizer, Inc.	49,863	1,791,578

		4,649,278

Road & Rail — 1.9%
Lyft, Inc., Class A *	4,298	175,530
Norfolk Southern Corp.	9,433	1,694,733
Union Pacific Corp.	1,226	198,587

		2,068,850

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc. *	31,842	923,100
Analog Devices, Inc.	13,752	1,536,511
ASML Holding NV (Registered), NYRS (Netherlands) (a)	496	123,216
NVIDIA Corp.	4,753	827,355
NXP Semiconductors NV (Netherlands)	5,612	612,381
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39,744	1,847,301
Texas Instruments, Inc.	4,687	605,748

		6,475,612

Software — 8.0%
Coupa Software, Inc. *	1,059	137,215
Intuit, Inc.	405	107,706
Microsoft Corp.	44,086	6,129,277
salesforce.com, Inc. *	13,708	2,034,815
Workday, Inc., Class A *	1,864	316,805

		8,725,818

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	3,526	583,200
Best Buy Co., Inc.	1,624	112,040
Home Depot, Inc. (The)	3,663	849,889
Lowe’s Cos., Inc.	4,306	473,488
O’Reilly Automotive, Inc. *	4,899	1,952,300
Ross Stores, Inc.	3,881	426,328
TJX Cos., Inc. (The)	10,074	561,525

		4,958,770

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	12,369	2,770,285

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	1,991	186,995

Tobacco — 0.5%
Philip Morris International, Inc.	7,017	532,801

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	2,801	220,635

TOTAL COMMON STOCKS (Cost $82,213,542)		108,200,600

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (b) (c) (Cost $1,120,007)	1,120,007	1,120,007

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c) (Cost $203,961)	203,961	203,961

Total Investments — 100.0% (Cost $83,537,510)		109,524,568
Other Assets Less Liabilities — 0.0% (d)		15,714

Net Assets — 100.0%		109,540,282

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is $199,886.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	12/2019	USD	595,400	(2,308)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$109,524,568	$—	$—	$109,524,568

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,308)	$—	$—	$(2,308)

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	$429,023	$1,354,820	$1,579,882	$—	$—	$203,961	203,961	$1,888	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94%(a)(b)	1,626,949	13,969,527	14,476,469	—	—	1,120,007	1,120,007	21,543	—

Total	$2,055,972	$15,324,347	$16,056,351	$—	$—	$1,323,968		$23,431	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.